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                                 SEI INDEX FUNDS
                               S&P 500 INDEX FUND
                                 BOND INDEX FUND

                         SUPPLEMENT DATED MARCH 26, 2004
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JULY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

VALUATION OF SECURITIES THAT TRADE ON NASDAQ

The SAI is hereby amended and supplemented to reflect changes in the valuation of securities that trade on NASDAQ as described below.
Accordingly, the second paragraph under the section on page S-29 entitled "DETERMINATION OF NET ASSET VALUE" is hereby deleted and replaced with the following:

        EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, except that a Fund that holds securities included in the S&P 500 Amex Pricing Pilot Program, in which the S&P 500 Index is calculated using the Amex Official Closing Price ("AOCP") for certain NASDAQ listed securities, may value those securities using the AOCP for the duration of the Program. If prices for securities listed on a securities exchange or on market or automated quotation systems are not available or the adviser or sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE